Defined Benefit Plans (Tables)	12 Months Ended
Mar. 31, 2016
Directors' Retirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Summary of Funded Status of Defined Benefit Plan

The following table sets forth the funded status for the Directors’ Retirement Plan and amounts recognized in the consolidated statements of financial condition.

	March 31,
	2016	2015
	(Dollars In Thousands)
Change in projected benefit obligations:
Benefit obligation - beginning	$3,222	$3,295
Service cost	175	178
Interest cost	119	119
Actuarial (gain) loss	(1,091)	525
Benefits paid	(89)	(89)
Settlements	—	(806)
Benefit obligation - ending	2,336	3,222
Change in plan assets:
Fair value of plan assets - beginning	—	—
Employer contribution	89	895
Benefits paid	(89)	(89)
Settlements	—	(806)
Fair value of plan assets - ending	—	—
Funded status and accrued pension cost included in other liabilities	$(2,336)	$(3,222)
Assumptions:
Discount rate	4.15%	3.75%
Rate of increase in compensation	2.00%	4.50%

Schedule of Benefit Payments under Defined Benefit Plan

The Bank expects to make contributions to the plan during the year ending March 31, 2017, totaling approximately $98,000. At March 31, 2016, benefit payments expected to be paid under the plan are as follows:

Amount
(In Thousands)
Years ending March 31:
2017	$98
2018	40
2019	39
2020	41
2021	45
2022-2026	483

Periodic Pension Cost (Benefit)

Note 11 - Defined benefit plans (Continued)

Directors’ Retirement Plan (Continued)

Net periodic pension cost for the plan included the following components:

	Years Ended March 31,
	2016	2015	2014
	(Dollars In Thousands)
Service cost	$175	$178	$160
Interest cost	119	119	138
Net amortization and deferral	90	62	93
Settlement charge	—	171	—
Net Periodic Pension Cost Included in
Directors' Compensation	$384	$530	$391
Assumptions:
Discount rate	3.75%	4.50%	4.25%
Rate of increase in compensation	4.50%	4.50%	5.00%

Former President's Post-retirement Healthcare Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Summary of Funded Status of Defined Benefit Plan

The following table sets forth the funded status for a former president’s post-retirement healthcare plan and amounts recognized in the consolidated statements of financial condition:

`	March 31,
	2016	2015
	(Dollars In Thousands)
Change in projected benefit obligations:
Benefit obligation - beginning	$72	$57
Interest cost	3	2
Actuarial loss	(3)	18
Benefits paid	(6)	(5)
Benefit obligation - ending	66	72
Change in plan assets:
Fair value of plan assets - beginning	—	—
Employer contribution	6	5
Benefits paid	(6)	(5)
Fair value of plan assets - ending	—	—
Funded status and accrued pension cost included in other liabilities	$(66)	$(72)
Assumed discount rate	4.15%	3.75%

Schedule of Benefit Payments under Defined Benefit Plan

The Bank expects to make contributions to the plan during the year ending March 31, 2017, totaling approximately $5,000. At March 31, 2016, benefit payments expected to be paid under the plan are as follows:

Amount
(In Thousands)
Years ending March 31:
2017	$5
2018	5
2019	6
2020	6
2021	6
2022-2026	26

Periodic Pension Cost (Benefit)

Net periodic pension (benefit) for the plan included the following components:

	Years Ended March 31,
	2016	2015	2014
	(Dollars In Thousands)
Interest cost	$3	$2	$2
Net amortization and deferral	(3)	(5)	(5)
Net Periodic (Benefit)	$—	$(3)	$(3)
Assumed discount rate	3.75%	4.50%	4.25%
Current medical trend	5.25%	5.25%	5.25%
Ultimate medical trend	5.25%	5.25%	5.25%

Summary of Effect of 1% Change in Assumed Health Cost

A 1% change in the assumed health cost trend rate would have had the following effects on post-retirement benefits under this plan at March 31, 2016:

	1%
	Increase	Decrease
	(In Thousands)
Effect on total service and interest costs	$3	$2
Effect on post-retirement benefit obligation	$71	$62